Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036-2652 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Joan E. Boros, Esq.

(202) 507-6413

jboros@stradley.com

February 28, 2014

Via EDGAR

U.S. Securities and Exchange Commission

100 F Street NE

Washington, DC  20549

Re:                             Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc. (the “Registrant”)

Post-Effective Amendment No. 43

Files No.  33-50208 and 811-7062

Dear Commissioners:

Enclosed for filing via EDGAR, pursuant to Rule 485(a)(1) under the Securities Act of 1933, is Registrant’s Post-Effective Amendment No. 43 to the Fund’s registration statement on Form N-1A.  This Amendment is being filed to reflect a change to the Small Cap Value Fund’s principal investment strategies.  Previously, small-capitalization companies were defined as those with market capitalizations of up to $2 billion dollars at the time of purchase.

In addition, please note that, prior to this filing, a different law firm represented the Registrant and filed registration statements with the Commission on Registrant’s behalf.  Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) is now representing the Registrant.  I, along with John L. Sullivan, will serve as the primary contacts at Stradley Ronon with respect to the Registrant.

If you have questions or comments regarding this filing, please contact me, as provided above, or John at (202) 292-4524 or jsullivan@stradley.com.  We appreciate the Staff’s attention to this filing.

Very truly yours,

/s/ Joan E. Boros

Joan E. Boros

CC: Catherine Henning